Fair Value Measurement - Summary of Effect of Derivative Instruments on Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 1,036	$ 535	$ 43
Foreign exchange contract designated as hedging instruments | Cost of revenues | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(2,454)	5,339
Foreign exchange contract designated as hedging instruments | Other (income) expense | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	281	(220)
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	1,498	1,466
Interest rate swap agreements settled in 2022 | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 755	$ 756